Accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Payroll liabilities	$ 11,929	$ 11,973
Income and other taxes payable	3,216	38
Dividends payable	1,167	1,030
Accrued interest payable	856	1,557
Liabilities related to short-term rentals	730	2,405
Other	1,213	557
Accrued liabilities	$ 19,111	$ 17,560